As filed with the Securities and Exchange             Registration No. 33-91846*
Commission on February 27, 1997                       Registration No. 811-2513
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------

                        Post-Effective Amendment No. 9 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                 60 days after filing pursuant to paragraph (a)(2) of Rule 485
      --------
         X       on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
      --------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75976.

                                             VARIABLE ANNUITY ACCOUNT C
                                               CROSS REFERENCE SHEET



     FORM N-4
     ITEM NO.                         PART A (PROSPECTUS)                       LOCATION


         1           Cover Page...........................................  Cover Page

         2           Definitions..........................................  Definitions

         3           Synopsis.............................................  Prospectus Summary; Fee Table

         4           Condensed Financial Information......................  Condensed Financial Information

         5           General Description of Registrant,
                     Depositor, and Portfolio Companies...................  The Company; Variable Annuity
                                                                            Account C; The Funds

         6           Deductions and Expenses..............................  Charges and Deductions;
                                                                            Distribution

         7           General Description of Variable Annuity
                     Contracts ...........................................  Purchase; Miscellaneous

         8           Annuity Period.......................................  Annuity Period

         9           Death Benefit........................................  Death Benefit During
                                                                            Accumulation Period; Death
                                                                            Benefit Payable During the Annuity
                                                                            Period


        10           Purchases and Contract Value.........................  Purchase; Contract Valuation

        11           Redemptions..........................................  Right to Cancel; Withdrawals

        12           Taxes................................................  Tax Status

        13           Legal Proceedings....................................  Miscellaneous - Legal Matters and
                                                                            Proceedings

        14           Table of Contents of the Statement of
                     Additional Information...............................  Contents of the Statement of
                                                                            Additional Information






     Form N-4
     Item No.            Part B (Statement of Additional Information)           Location

        15           Cover Page...........................................  Cover page

        16           Table of Contents....................................  Table of Contents

        17           General Information and History......................  General Information and
                                                                            History

        18           Services.............................................  General Information and
                                                                            History; Independent Auditors

        19           Purchase of Securities Being Offered.................  Offering and Purchase of
                                                                            Contracts

        20           Underwriters.........................................  Offering and Purchase of
                                                                            Contracts

        21           Calculation of Performance Data......................  Performance Data; Average
                                                                            Annual Total Return
                                                                            Quotations

        22           Annuity Payments.....................................  Annuity Payments

        23           Financial Statements.................................  Financial Statements



                                  Part C (Other Information)
                                   --------------------------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS


The Contrats offered in connection with this Prospectus are group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are designed to fund plans that provide retirement income for employees of institutions of higher education. The Contracts are available through participation in retirement programs which receive favorable tax deferred treatment under Federal income tax law. (See "Purchase.")


The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


(bullet) Aetna Variable Fund
(bullet) Aetna Income Shares
(bullet) Aetna Variable Encore Fund
(bullet) Aetna Investment Advisers Fund, Inc.
(bullet) Aetna Ascent Variable Portfolio
(bullet) Aetna Crossroads Variable Portfolio
(bullet) Aetna Legacy Variable Portfolio
(bullet) Aetna Variable Capital Appreciation Portfolio
(bullet) Aetna Variable Growth Portfolio
(bullet) Aetna Variable Index Plus Portfolio
(bullet) Aetna Variable Small Company Portfolio
(bullet) Alger American Growth Portfolio
(bullet) Alger American Small Cap Portfolio
(bullet) American Century VP Capital Appreciation
         (formerly known as TCI Growth)
(bullet) Calvert Responsibly Invested Balanced Portfolio
(bullet) Fidelity VIP II Contrafund Portfolio
(bullet) Fidelity VIP Equity-Income Portfolio
(bullet) Fidelity VIP Growth Portfolio
(bullet) Fidelity VIP Overseas Portfolio
(bullet) Franklin Government Securities Trust
(bullet) Janus Aspen Aggressive Growth Portfolio
(bullet) Janus Aspen Balanced Portfolio
(bullet) Janus Aspen Flexible Income Portfolio
(bullet) Janus Aspen Growth Portfolio
(bullet) Janus Aspen Short-Term Bond Portfolio
(bullet) Janus Aspen Worldwide Growth Portfolio
(bullet) Lexington Natural Resources Trust
(bullet) Neuberger & Berman Growth Portfolio
(bullet) Scudder International Portfolio Class A Shares



The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Plus Account and the Fixed Account (available for accumulation only in limited circumstances). Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.


The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or under all Plans. Please check with your employer to determine option availability. (See "Investment Options.")


This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus and the Statement of Additional Information are dated May 1,
1997.

                              TABLE OF CONTENTS

DEFINITIONS                                                     DEFINITIONS - 1
PROSPECTUS SUMMARY                                                  SUMMARY - 1
FEE TABLE                                                         FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION                                 AUV HISTORY - 1
THE COMPANY                                                                   1
VARIABLE ANNUITY ACCOUNT C                                                    1
INVESTMENT OPTIONS                                                            1
  The Funds                                                                   1
  Credited Interest Options                                                   4
PURCHASE                                                                      5
  Contract Availability                                                       5
  Purchasing Interests in the Contract                                        5
  Rights Under the Contract                                                   5
  Right to Cancel                                                             5
CHARGES AND DEDUCTIONS                                                        5
  Daily Deductions from the Separate Account                                  5
    Mortality and Expense Risk Charge                                         5
    Asset Based Sales Charge                                                  6
    Administrative Expense Charge                                             6
  Fund Expenses                                                               6
  Premium and Other Taxes                                                     7
CONTRACT VALUATION                                                            7
  Account Value                                                               7
  Accumulation Units                                                          7
  Net Investment Factor                                                       7
TRANSFERS                                                                     7
  Dollar Cost Averaging Program                                               7
WITHDRAWALS                                                                   8
  Reinvestment Privilege                                                      8
CONTRACT LOANS                                                                8
ADDITIONAL WITHDRAWAL OPTIONS                                                 8
DEATH BENEFIT DURING ACCUMULATION PERIOD                                      9
ANNUITY PERIOD                                                               10
  Annuity Period Elections                                                   10
  Annuity Options                                                            10
  Duration of Annuity Payments                                               10
  Charges Deducted During the Annuity Period                                 11
  Death Benefit Payable During the Annuity Period                            11
TAX STATUS                                                                   12
  Introduction                                                               12
  Taxation of the Company                                                    12
  Contracts Used with Certain Retirement Plans                               12

MISCELLANEOUS                                                                14
  Distribution                                                               14
  Delay or Suspension of Payments                                            15
  Performance Reporting                                                      15
  Voting Rights                                                              15
  Changes in Beneficiary Designations                                        15
  Modification of the Contract                                               16
  Legal Matters and Proceedings                                              16
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                          17
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT                                  18
APPENDIX II--FIXED PLUS ACCOUNT                                              19
APPENDIX III--FIXED PLUS ACCOUNT (Applicable Only In Limited
  Circumstances)                                                             21
APPENDIX IV--FIXED PLUS ACCOUNT (Applicable Only In Limited
  Circumstances)                                                             23
APPENDIX V--FIXED ACCOUNT (Applicable Only In Limited Circumstances)         25


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                 DEFINITIONS

The following terms are defined as they are used in this Prospectus:

Account: A record which identifies contract values accumulated on behalf of each Participant during the Accumulation Period. One or more Employee Accounts and Employer Accounts may be established for each Participant.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person(s) entitled to receive any death benefit upon the death of the Participant.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group deferred variable annuity contracts offered by this Prospectus.

Contract Holder: The entity to whom the Contract is issued. The Contract Holder is usually the employer.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. The Fixed Account is an additional Credited Interest Option described in an Appendix to this Prospectus; however, the Fixed Account is available during accumulation only in limited circumstances. Amounts allocated to the Credited Interest Options are included in the Account Value.

Employee Account: An account that is credited with payments derived from employee salary reduction or salary deduction contributions (as provided for by the Plan) and remitted to the Company by the employer on behalf of each Participant.

Employer Account: An account that is credited with net Purchase Payments made by the Contract Holder.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Loan Account: An account established for record keeping purposes and credited with the amount of any loan.

Master Contracts: Contracts used in conjunction with a group of affiliated government institutions of higher education.

Participant (You): A person participating in a Plan maintained by an eligible organization.

Plan(s): Tax-deferred retirement plans adopted by higher education systems for their employees under Section 401(a) or Section 403(b) of the Code.

                                 DEFINITIONS - 1

Purchase Payment(s): The gross payment(s) submitted to the Company under a Contract.

Section 403(b) Contract: A Contract that accepts Purchase Payments made pursuant to Code Section 403(b) and transferred funds attributable to Code
Section 403(b).

Section 401(a) Contract: A Contract that accepts Purchase Payments made pursuant to Code Section 401(a) and transferred funds attributable to Section 401(a) contributions. Section 401(a) Contracts issued to some Plans may also accept Purchase Payments made pursuant to Code Section 414(h) and transferred funds attributable to Section 414(h).

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.


Valuation Date: The date and time at which the value of the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.



                                 DEFINITIONS - 2

                               PROSPECTUS SUMMARY

CONTRACTS OFFERED


   The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are available for institutions of higher education to fund (1) tax-deferred annuity programs under Section 403(b) of the Code, and/or (2) qualified defined contribution plans under Section 401(a) of the Code. Section 401 Contracts issued to some Plans may also accept payments and transferred funds made pursuant to Section 414(h) of the Code.


CONTRACT PURCHASE

   The Contract may be purchased by institutions of higher education on behalf of a group made up of their employees. One or more Contracts are issued to the Contract Holder once we receive a completed master application form(s). Eligible employees may participate in the Contract by completing the enrollment form (and any other required forms) and submitting them to the Company. Depending upon the terms of the Plan, Purchase Payments can be applied to the Contract either through a lump-sum transfer, through periodic salary reduction or salary deduction, or through employer contributions. For each Contract, one or more Employee Accounts will be established for contributions made by an employee, and one or more Employer Accounts may be established for contributions made by the employer on the employee's behalf. (See "Purchase.")

FREE LOOK PERIOD

   You or the Contract Holder may cancel participation in the Contract within 10 days after you receive the Contract or other document evidencing your interest in the Contract (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount that will be received upon cancellation will reflect the investment performance of the Subaccounts into which Purchase Payments were deposited. In some cases this may be more or less than the amount of Purchase Payments. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS


   The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.


   The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Plus Account and the Fixed Account (available during accumulation only in limited circumstances). (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

   Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges, an asset based sales charge and an administrative expense charge), as well as premium and other taxes. Not all charges apply to all Contracts. The Funds also incur certain fees and expenses which are deducted directly from the Funds. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

   Subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

                                   SUMMARY - 1

WITHDRAWALS

   All or a part of the Account Value may be withdrawn prior to the Annuity Date, subject to Plan provisions, by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Credited Interest Options. A distribution can be made from certain Employer Accounts and certain Employee Accounts (as provided by the Plan) only if the Contract Holder certifies in writing that you are eligible, both as to timing and form of distribution. The withdrawal will generally be subject to income tax and may be subject to a federal tax penalty. The Code restricts full and partial withdrawals in some circumstances. (See "Withdrawals.")

   The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

LOANS

   If allowed by the Plan, Participants may request a loan from their Account Value during the Accumulation Period. (See "Contract Loans.")

DEATH BENEFIT

   A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During the Accumulation Period.")

   After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

   You may elect to begin receiving Annuity Payments on the Annuity Date. For certain Employer and Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. (See "Rights Under the Contract.") Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If you choose a variable payout, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

   Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

   Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

(bullet) Write to: Aetna Life Insurance and Annuity Company
                   151 Farmington Avenue
                   Hartford, Connecticut 06156-1277
                   Attention: Customer Service

(bullet) Call Customer Service:
         1-800-525-4225 (for automated transfers
         or changes in the allocation of Account
         Values, call: 1-800-262-3862)


                                   SUMMARY - 2

                                  FEE TABLE

This Fee Table describes the various charges and expenses associated with the Contract. The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding the expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

               TABLE A--FOR MASTER CONTRACTS ISSUED OR ENDORSED
                         ON OR AFTER OCTOBER 1, 1996

1. CHARGES AGAINST THE SEPARATE ACCOUNT. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

During the Accumulation Period:
  Mortality and Expense Risk Charge              1.00%*
  Administrative Expense Charge                  0.00%**
                                              ----------
  Total Separate Account Charges                 1.00%

During the Annuity Period (All Contracts):
  Mortality and Expense Risk Charge              1.25%
  Administrative Expense Charge                  0.00%**
                                              ----------
  Total Separate Account Charges                 1.25%

 *The mortality and expense risk charge during the Accumulation Period is 0.75% for Contracts issued to Plans that meet certain criteria. See "Charges and Deductions."


**We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


2. ANNUAL EXPENSES OF THE FUNDS


The following table illustrates the advisory fees and other expenses applicable to the Funds. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract. (Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996.)




                                                         Investment
                                                      Advisory Fees(1)   Other Expenses
                                                       (after expense    (after expense     Total Fund
                                                        reimbursement    reimbursement)  Annual Expenses
                                                      ---------------- ----------------  ----------------
Aetna Variable Fund(2)                                      0.50%             0.06%            0.56%
Aetna Income Shares(2)                                      0.40%             0.08%            0.48%
Aetna Variable Encore Fund(2)                               0.25%             0.10%            0.35%
Aetna Investment Advisers Fund, Inc.(2)                     0.50%             0.08%            0.58%
Aetna Ascent Variable Portfolio(2)                          0.60%             0.15%            0.75%
Aetna Crossroads Variable Portfolio(2)                      0.60%             0.15%            0.75%
Aetna Legacy Variable Portfolio(2)                          0.60%             0.15%            0.75%
Aetna Variable Capital Appreciation Portfolio(2)            0.60%             0.15%            0.75%
Aetna Variable Growth Portfolio(2)                          0.60%             0.15%            0.75%
Aetna Variable Index Plus Portfolio                         0.35%             0.15%            0.50%
Aetna Variable Small Company Portfolio(2)                   0.75%             0.15%            0.90%
Alger American Growth Portfolio                             0.75%
Alger American Small Cap Portfolio                          0.85%
American Century VP Capital Appreciation(3)                 1.00%
Calvert Responsibly Invested Balanced Portfolio(4)          0.70%
Fidelity VIP II Contrafund Portfolio(5)                     0.61%
Fidelity VIP Equity-Income Portfolio                        0.51%
Fidelity VIP Growth Portfolio                               0.61%
Fidelity VIP Overseas Portfolio                             0.76%


                                  FEE TABLE - 1

                                                         Investment
                                                      Advisory Fees(1)   Other Expenses
                                                       (after expense    (after expense     Total Fund
                                                        reimbursement    reimbursement)  Annual Expenses
                                                      ---------------- ----------------  ----------------
Franklin Government Securities Trust(6)                     0.63%
Janus Aspen Aggressive Growth Portfolio(7)                  0.75%
Janus Aspen Balanced Portfolio(7)                           0.82%
Janus Aspen Flexible Income Portfolio                       0.65%
Janus Aspen Growth Portfolio(7)                             0.65%
Janus Aspen Short-Term Bond Portfolio(7)                    0.00%
Janus Aspen Worldwide Growth Portfolio(7)                   0.68%
Lexington Natural Resources Trust                           1.00%
Neuberger & Berman Growth Portfolio(8)                      0.84%
Scudder International Portfolio Class A Shares              0.88%


(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.



(2) The Company provides administrative services to the Funds and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The "Other Expenses" shown reflect the fee payable under that Agreement.



(3) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.



(4) The Management and Advisory Fees are subject to a performance adjustment, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of
      % (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reduction for fees paid
    indirectly would be     %.



(5) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been 0.73% for the Contrafund Portfolio.



(6) An expense reimbursement arrangement was in effect until February 1, 1996; however, it is no longer in effect. The Advisory Fee and Total Annual Expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at anytime during 1996.



(7) The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Portfolio Operating Expenses would have been
      %,     %, and     % for Aggressive Growth Portfolio;     %,     %,
      % for Balanced Portfolio;     %,     % and     % for Growth Portfolio;
        %,     % and     % for Short-Term Bond Portfolio and     %,     % and
        % for Worldwide Growth Portfolio; respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon 90 days' notice to the Portfolio's Board of Trustees.



(8) Neuberger and Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolio and include the Portfolio's pro rata portion of the operating expenses of the Portfolio's corresponding Series. The Portfolio pays Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. The corresponding Series of the Portfolio pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. (See "Expenses" in the Trust's prospectus.)



                                  FEE TABLE - 2

3. HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THESE EXAMPLES ARE PURELY HYPOTHETICAL. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Contracts with 1.00% Mortality and Expense Risk Charge.


Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets and an annual mortality and expense risk charge of 1.00%, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:



                                                          1 year      3 years     5 years       10 years
                                                       ----------- ------------ ------------  -------------
Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers Fund, Inc.
Aetna Ascent Variable Portfolio
Aetna Crossroads Variable Portfolio
Aetna Legacy Variable Portfolio
Aetna Variable Capital Appreciation Portfolio
Aetna Variable Growth Portfolio
Aetna Variable Index Plus Portfolio
Aetna Variable Small Company Portfolio
Alger American Growth Portfolio
Alger American Small Cap Portfolio
American Century VP Capital Appreciation
Calvert Responsibly Invested Balanced Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Franklin Government Securities Trust
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Short-Term Bond Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust
Neuberger & Berman Growth Portfolio
Scudder International Portfolio Class A Shares


Contracts with a 0.75% Mortality and Expense Risk Charge.

Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets and an annual mortality and expense risk chare of 0.75%, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:


                                                           1 year      3 years      5 years      10 years
                                                        ----------- ------------ ------------  -------------
Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers Fund, Inc.
Aetna Ascent Variable Portfolio
Aetna Crossroads Variable Portfolio
Aetna Legacy Variable Portfolio
Aetna Variable Capital Appreciation Portfolio
Aetna Variable Growth Portfolio

                                  FEE TABLE - 3

                                                           1 year      3 years      5 years      10 years
                                                        ----------- ------------ ------------  -------------
Aetna Variable Index Plus Portfolio
Aetna Variable Small Company Portfolio
Alger American Growth Portfolio
Alger American Small Cap Portfolio
American Century VP Capital Appreciation
Calvert Responsibly Invested Balanced Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Franklin Government Securities Trust
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Short-Term Bond Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust
Neuberger & Berman Growth Portfolio
Scudder International Portfolio Class A Shares



            TABLE B--FOR CONTRACTS ISSUED PRIOR TO OCTOBER 1, 1996

1. CHARGES AGAINST THE SEPARATE ACCOUNT. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

Mortality and Expense Risk Charge        1.25%
Asset-Based Sales Charge                 0.15%*
Administrative Expense Charge            0.00%**
                                      ----------
   Total Separate Account Charges        1.40%
                                      ==========



 *We will monitor the deductions applicable to each Account for the total sales charges to ensure they will never exceed 8.5% of the total Purchase Payments actually made to the Account. The sales charges apply during the Accumulation Period only.



**We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


2. ANNUAL EXPENSES OF THE FUNDS

Please refer to "Annual Expenses of The Funds" under Table A for a full illustration of the advisory fees and other expenses applicable to the Funds.

3. HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:


                                                           1 year      3 years      5 years      10 years
                                                        ----------- ------------ ------------  -------------
Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund

                                  FEE TABLE - 4

                                                           1 year      3 years      5 years      10 years
                                                        ----------- ------------ ------------  -------------
Aetna Investment Advisers Fund, Inc.
Aetna Ascent Variable Portfolio
Aetna Crossroads Variable Portfolio
Aetna Legacy Variable Portfolio
Aetna Variable Capital Appreciation Portfolio
Aetna Variable Growth Portfolio
Aetna Variable Index Plus Portfolio
Aetna Variable Small Company Portfolio
Alger American Growth Portfolio
Alger American Small Cap Portfolio
American Century VP Capital Appreciation
Calvert Responsibly Invested Balanced Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Franklin Government Securities Trust
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Short-Term Bond Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust
Neuberger & Berman Growth Portfolio
Scudder International Portfolio Class A Shares


                                  FEE TABLE - 5

                       CONDENSED FINANCIAL INFORMATION
  (Selected data for accumulation units outstanding throughout each period)


                                    Table I

          For Contracts with a 1.25% Mortality and Expense Risk Charge.

The condensed financial information presented below for each of the years in the four-year period ended December 31, 1996, is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of and for the year ended December 31, 1996 and the independent auditors' report thereon, are included in the Statement of Additional Information. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% and an asset based sales charge of 0.15% for the periods shown. For Master Contracts issued or endorsed on or after October 1, 1996, the mortality and expense risk charge is 1.00% (0.75% if the Plan meets certain criteria) during the Accumulation Period, and the asset based sales charge does not apply. (See Table II.)


                                                            1996       1995         1994          1993           1992
AETNA VARIABLE FUND
   Value at beginning of period                                      $ 10.823      $11.083       $10.531       $10.000(2)
   Value at end of period                                            $ 14.113      $10.823       $11.083       $10.531
   Increase (decrease) in value of accumulation unit(1)                30.40%      (2.35)%         5.24%         5.31%
   Number of accumulation units outstanding at end of
     period                                                           121,691       77,511        37,807         3,948
AETNA INCOME SHARES
   Value at beginning of period                                      $ 10.536      $11.107       $10.271       $10.000(2)
   Value at end of period                                            $ 12.283      $10.536       $11.107       $10.271
   Increase (decrease) in value of accumulation unit(1)                16.59%      (5.14)%         8.14%         2.71%
   Number of accumulation units outstanding at end of
     period                                                            20,427       14,482         4,936           416
AETNA VARIABLE ENCORE FUND
   Value at beginning of period                                      $ 10.523      $10.252       $10.076       $10.000(2)
   Value at end of period                                            $ 11.003      $10.523       $10.252       $10.076
   Increase (decrease) in value of accumulation unit(1)                 4.57%        2.64%         1.75%         0.76%
   Number of accumulation units outstanding at end of
     period                                                            19,202       12,934         3,066           547
AETNA INVESTMENT ADVISERS FUND, INC.
   Value at beginning of period                                      $ 10.900      $11.109       $10.253       $10.000(2)
   Value at end of period                                            $ 13.693      $10.900       $11.109       $10.253
   Increase (decrease) in value of accumulation unit(1)                25.62%      (1.88)%         8.35%         2.53%
   Number of accumulation units outstanding at end of
     period                                                            19,038       11,773         6,540           221
AETNA ASCENT VARIABLE PORTFOLIO
   Value at beginning of period                                      $ 10.000(6)
   Value at end of period                                            $ 10.666
   Increase (decrease) in value of accumulation unit(1)                 6.66%
   Number of accumulation units outstanding at end of
     period                                                               202
AETNA CROSSROADS VARIABLE PORTFOLIO
   Value at beginning of period                                      $ 10.000(6)
   Value at end of period                                              10.605
   Increase (decrease) in value of accumulation unit(1)                 6.05%
   Number of accumulation units outstanding at end of
     period                                                               243
AETNA LEGACY VARIABLE PORTFOLIO
   Value at beginning of period                                      $ 10.000(6)
   Value at end of period                                            $ 10.573
   Increase (decrease) in value of accumulation unit(1)                 5.73%
   Number of accumulation units outstanding at end of
     period                                                                 0
AETNA VARIABLE INDEX PLUS PORTFOLIO
   Value at beginning of period
   Value at end of period
   Increase (decrease) in value of accumulation unit(1)
   Number of accumulation units outstanding at end of
     period

                                 AUV HISTORY - 1

                                                            1996       1995         1994          1993           1992
ALGER AMERICAN GROWTH PORTFOLIO
   Value at beginning of period                                      $10.000(6)
   Value at end of period                                            $10.365
   Increase (decrease) in value of accumulation unit(1)                3.65%
   Number of accumulation units outstanding at end of
     period                                                            7,966
ALGER AMERICAN SMALL CAP PORTFOLIO
   Value at beginning of period                                     $  9.461       $10.000      $10.000(3)
   Value at end of period                                            $13.463      $  9.461      $10.000
   Increase (decrease) in value of accumulation unit(1)               42.29%       (5.39)%        0.00%
   Number of accumulation units outstanding at end of
     period                                                           31,528         4,575             2
AMERICAN CENTURY VP CAPITAL APPRECIATION
   Value at beginning of period                                      $11.740       $12.046       $10.000(5)
   Value at end of period                                            $15.176       $11.740       $12.046
   Increase (decrease) in value of accumulation unit(1)               29.27%       (2.54)%        20.46%
   Number of accumulation units outstanding at end of
     period                                                           24,826        15,078         4,104
CALVERT RESPONSIBLY INVESTED BALANCED  PORTFOLIO
   Value at beginning of period                                      $10.839       $11.352       $10.589       $10.000(2)
   Value at end of period                                            $13.870       $10.839       $11.352       $10.589
   Increase (decrease) in value of accumulation unit(1)               27.96%       (4.52)%         7.21%         5.89%
   Number of accumulation units outstanding at end of
     period                                                           14,656         8,469         2,383           125
FIDELITY VIP II CONTRAFUND PORTFOLIO
   Value at beginning of period                                      $10.000(6)
   Value at end of period                                            $10.461
   Increase (decrease) in value of accumulation unit(1)                4.61%
   Number of accumulation units outstanding at end of
     period                                                            6,415
FIDELITY VIP EQUITY-INCOME PORTFOLIO
   Value at beginning of period                                      $10.000(6)
   Value at end of period                                            $11.047
   Increase (decrease) in value of accumulation unit(1)               10.47%
   Number of accumulation units outstanding at end of
     period                                                            1,108
FIDELITY VIP GROWTH PORTFOLIO
   Value at beginning of period                                      $10.000(6)
   Value at end of period                                            $10.183
   Increase (decrease) in value of accumulation unit(1)                1.83%
   Number of accumulation units outstanding at end of
     period                                                            2,541
FIDELITY VIP OVERSEAS PORTFOLIO
   Value at beginning of period                                      $10.000(6)
   Value at end of period                                            $  9.954
   Increase (decrease) in value of accumulation unit(1)               (0.46)%
   Number of accumulation units outstanding at end of
     period                                                              191
FRANKLIN GOVERNMENT SECURITIES TRUST
   Value at beginning of period                                      $10.294       $10.843       $10.214       $10.000(2)
   Value at end of period                                            $11.946       $10.294       $10.843       $10.214
   Increase (decrease) in value of accumulation unit(1)               16.06%       (5.06)%         6.16%         2.14%
   Number of accumulation units outstanding at end of
     period                                                           16,226        10,738         4,409           470
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
   Value at beginning of period                                      $10.577       $10.000(4)
   Value at end of period                                            $13.296       $10.577
   Increase (decrease) in value of accumulation unit(1)               25.71%         5.77%
   Number of accumulation units outstanding at end of
     period                                                           15,482           820
JANUS ASPEN BALANCED PORTFOLIO
   Value at beginning of period                                      $10.000(6)
   Value at end of period                                            $10.843
   Increase (decrease) in value of accumulation unit(1)                8.43%
   Number of accumulation units outstanding at end of
     period                                                              160

                                 AUV HISTORY - 2

                                                            1996       1995         1994          1993           1992
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
   Value at beginning of period                                      $10,000(7)    $10.000
   Value at end of period                                            $12.054       $10.000
   Increase (decrease) in value of accumulation unit(1)               20.54%         0.00%
   Number of accumulation units outstanding at end of
     period                                                              745             0
JANUS ASPEN GROWTH PORTFOLIO
   Value at beginning of period                                      $10.000(6)
   Value at end of period                                            $10.872
   Increase (decrease) in value of accumulation unit(1)                8.72%
   Number of accumulation units outstanding at end of
     period                                                              166
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
   Value at beginning of period                                      $10.000(6)
   Value at end of period                                            $10.316
   Increase (decrease) in value of accumulation unit(1)                3.16%
   Number of accumulation units outstanding at end of
     period                                                               24
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
   Value at beginning of period                                      $10.000(8)
   Value at end of period                                            $10.952
   Increase (decrease) in value of accumulation unit(1)                9.52%
   Number of accumulation units outstanding at end of
     period                                                           11,128
LEXINGTON NATURAL RESOURCES TRUST
   Value at beginning of period                                      $10.496       $11.261       $10.196       $10.000(2)
   Value at end of period                                            $12.095       $10.496       $11.261       $10.196
   Increase (decrease) in value of accumulation unit(1)               15.24%       (6.79)%        10.45%         1.96%
   Number of accumulation units outstanding at end of
     period                                                            8,348         7,350         2,438           165
NEUBERGER & BERMAN GROWTH PORTFOLIO
   Value at beginning of period                                      $11.055       $11.796       $10.927       $10.000(2)
   Value at end of period                                            $14.359       $11.055       $11.796       $10.927
   Increase (decrease) in value of accumulation unit(1)               29.89%       (6.28)%         7.95%         9.27%
   Number of accumulation units outstanding at end of
     period                                                           35,941        21,935         7,403           477
SCUDDER INTERNATIONAL PORTFOLIO Class A Shares
   Value at beginning of period                                      $12.595       $12.883       $ 9.539       $10.000(2)
   Value at end of period                                            $13.799       $12.595       $12.883       $ 9.539
   Increase (decrease) in value of accumulation unit(1)                9.56%       (2.24)%        35.06%       (4.81)%
   Number of accumulation units outstanding at end of
     period                                                           38,067        22,036         4,560           281

(1) The above figures are calculated by subtracting the beginning
    Accumulation Unit value from the ending Accumulation Unit value during a calendar year or period, and dividing the result by the beginning Accumulation Unit value.

(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on July 20, 1992.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

(4) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1994, when funds were first received in this option.

(5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on February 1, 1993.

(6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

(7) Reflects less than a full year of performance activity. Funds were first available in this option during March 1995.

(8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.

Table II to be provided by post-effective amendment.

                                 AUV HISTORY - 3

                                 THE COMPANY

   Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

   The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                          VARIABLE ANNUITY ACCOUNT C

   The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under the federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

   Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to our other income, gains or losses. All obligations arising under the Contracts are our general corporate obligations.

                              INVESTMENT OPTIONS

THE FUNDS


   Purchase Payments may be allocated to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Account, each version of the Fixed Plus Account (see Appendices II, III and IV) and each guaranteed term of GAA counts as one option, even if you no longer have amounts allocated to that option.



   The Contract Holder may decide to offer only a select number of Funds under its Plan. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and to compliance with regulatory requirements. The availability of Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.


   If the shares of any Fund should no longer be available for investment by the Separate Account, or if in the judgment of the Company further investments in such shares should become inappropriate under this type of Contract, we may cease to make such Fund shares available for investment under the Contract on a prospective basis. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

   The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

(bullet) Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

(bullet) Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

(bullet) Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

(bullet) Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable
         Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

(bullet) Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)


(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Capital Appreciation
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index ("S&P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S&P 500 as a comparative benchmark because it represents approximately two- thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)



(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)


(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500 Composite Stock Price Index ("S&P 500"), a broad-based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S&P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)


(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Small Company
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the time of purchases of $1 billion or less.(1)


(bullet) Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)

(bullet) Alger American Fund--Alger American Small Capitalization Portfolio
         seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the
         performance of small capitalization companies. At            the
         range of market capitalization of these companies was $   million to
         $    billion.(2)



(bullet) American Century Variable Portfolios, Inc.--American Century VP
         Capital Appreciation seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)



(bullet) Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.(4)



(bullet) Fidelity Investments' Variable Insurance Products Fund
         II--Contrafund Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(5)



(bullet) Fidelity Investments' Variable Insurance Products
         Fund--Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(5)



(bullet) Fidelity Investments' Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(5)



(bullet) Fidelity Investments Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(5)



(bullet) Franklin Government Securities Trust seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(6) (This Fund is only available under limited circumstances.)



(bullet) Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium- sized companies are those whose market capitalizations fall within the range of companies in the S & P Midcap 400 Index, which
         as of         included companies with capitalizations between
         approximately $    million and $    billion, but which is expected
         to change on a regular basis.(7)



(bullet) Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities selected primarily for their income potential.(7)



(bullet) Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(7)



(bullet) Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(7)



(bullet) Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(7)



(bullet) Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(7)



(bullet) Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(8)



(bullet) Neuberger & Berman Advisers Management Trust-- Growth Portfolio seeks capital appreciation without regard to income. The Portfolio generally invests in securities believed to to have the maximum potential for long-term capital appreciation. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.(9)


(bullet) Scudder Variable Life Investment Fund--International Portfolio Class
         A Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(10)



         Investment Advisers for each of the Funds:
          (1) Aetna Life Insurance and Annuity Company (adviser);
              Aeltus Investment Management, Inc.
               (sub-adviser)
          (2) Fred Alger Management, Inc.
          (3) American Century Investment Management, Inc.
          (4) Calvert Asset Management Company, Inc.
          (5) Fidelity Management & Research Company
          (6) Franklin Advisers, Inc.
          (7) Janus Capital Corporation
          (8) Lexington Management Corporation (adviser);
               Market Systems Research Advisors, Inc. (subadviser)
          (9) Neuberger & Berman Management Inc. (Investment Manager); Neuberger & Berman, L.P. (Sub-Adviser)
         (10) Scudder, Stevens & Clark, Inc.


Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

   More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued or sponsored by the Company or by third parties. This is referred to as "mixed funding."

   Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS

   Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan.

(bullet) The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

(bullet) The Fixed Plus Account is a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendices II, III and IV.)

(bullet) The Fixed Account is part of the Company's general account. The
         Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. The Fixed Account is only available in limited circumstances. Transfers from the Fixed Account are limited. (See Appendix V.)

                                   PURCHASE

CONTRACT AVAILABILITY

   The Contracts are designed to fund Plans adopted by institutions of higher education for their employees. The Plans may be (1) tax-deferred annuity programs under Section 403(b) of the Code, and/or (2) qualified defined contribution plans under Section 401(a) and 414(h) of the Code.

   Eligible participants in the Plan seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts. The group Contract is generally owned by the employer, and individual accounts are established for each Participant. For each Contract, one or more Employee Accounts will be established for contributions derived from employee salary reduction or salary deduction (as provided for by the Plan), and one or more Employer Accounts may be established for contributions made by the employer on the employee's behalf.

PURCHASING INTERESTS IN THE CONTRACT

   Eligible organizations may acquire both types (403(b) and 401(a)) of group Contracts for its Plans(s) by submitting the appropriate master application form(s) to the Company. Once we approve the application, a group Contract is generally issued to the employer as the group Contract Holder. Participants may purchase interests in a group Contract by submitting an enrollment form to the Company.

   The Company must accept or reject the enrollment form within two business days of receipt. If the enrollment materials are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Participant, or under limited circumstances, with the consent of the Contract Holder pending acceptance of the form. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the Contract Holder, the Purchase Payments will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

   Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.") The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. (See "Tax Status.")

RIGHTS UNDER THE CONTRACT

   You have a nonforfeitable right to the value of your Employee Account. You have a nonforfeitable right to the value of your Employer Account to the extent of your vested percentage under the Plan as interpreted by the Contract Holder. Subject to the terms of the Plan, you may select the investment options for your Employer Account and your Employee Account. You may elect an Annuity option for your Account Value; however, for your Employer and certain Employee Accounts (as provided in the Plan), the Contract Holder must certify that you are eligible for a distribution and that the form of Annuity is permitted under the terms of the Plan.

RIGHT TO CANCEL

   The Contract or participation under the Contract may be canceled without penalty by returning it (or other document evidencing your interest) to the Company with a written notice of intent to cancel. In most states, you have ten days to exercise this right; some states allow you a longer free-look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.

                            CHARGES AND DEDUCTIONS

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. For Master Contracts issued on or after October 1, 1996 (and for Master Contracts issued prior to that date that are endorsed to contain this provision), during the Accumulation Period, the charge is equal, on an annual basis, to 1.00% of the daily net assets of the Subaccounts. However, for Master

Contracts issued to Plans that meet the following criteria, the charge during the Accumulation Period is equal on an annual basis to 0.75% of daily net assets of the Subaccounts:

--the employer requires that we distribute the Contracts through salaried enrollers;

--both employer and Participant contributions are mandatory; and

--the Plan has existing assets of at least $300 million in an Optional Retirement Plan.

For Master Contracts issued prior to October 1, 1996, the mortality and expense risk charge during the Accumulation Period is equivalent to 1.25% per year.

During the Annuity Period, for any Contract, the deduction for mortality and expense risks is equivalent to 1.25% per year.

   The mortality and expense risk charge compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

   If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

Asset Based Sales Charge. There are no deductions from Purchase Payments for sales commissions or related expenses. For Contracts issued prior to October 1, 1996 (except for Contracts that are endorsed to delete this provision), sales commissions and expenses are advanced by the Company and recovered out of an asset based sales charge that is deducted from the Account in an amount that equals 0.15% on an annual basis. The deduction is made from amounts held in the Subaccounts during the Accumulation Period only. We will monitor each Account to ensure that the total sales charges will never exceed 8.5% of the total Purchase Payments actually made to the Account.

   If the asset based sales charges are insufficient to recover sales commissions, such commissions would be recovered out of the Company's profits from investment activities, including the mortality and expense risk charges under the Contract. For sales commissions paid in connection with the sale of the Contracts, see "Distribution."

Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

   Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

FUND EXPENSES

   Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

   Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

                              CONTRACT VALUATION

ACCOUNT VALUE

   Until the Annuity Date, the Account Value is the total dollar value of amounts held in your Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

   The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges, the asset based sales charge (if applicable) and the administrative expense charge (if any).


   Initial Purchase Payments will be credited to your Account at the AUV computed on the next Valuation Date following our acceptance of the enrollment materials, as described under "Purchase--Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of The New York Stock Exchange will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


NET INVESTMENT FACTOR

   The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

(d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

(e) minus a daily charge for mortality and expense risks, administrative expenses (if applicable), and asset based sales charges (if applicable). (See "Charges and Deductions" for further details on the charges pertaining to your Contract.)

   The net investment rate may be either positive or negative.

                                  TRANSFERS

   You can transfer amounts held under your Account from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See the Appendices.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.


   The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. However, the total number of investment options that you may select during the Accumulation Period is limited. (See "Investment Options--The Funds.") The minimum transfer amount is $500. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.


DOLLAR COST AVERAGING PROGRAM

   You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the Prospectus Summary which describes how you can obtain further information.

                                 WITHDRAWALS

   All or a portion of the Account Value may be withdrawn at any time during the Accumulation Period, subject to the withdrawal restrictions under Section 403(b) Contracts described below, and subject to limitations on withdrawals from the Credit Interest Options. The Contract may require that the Contract Holder certify in writing that you are eligible both as to the timing and form of distribution. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be requested in one of the following forms:

(bullet) Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, plus the amount available for withdrawal from the Fixed Plus Account (see Appendices II, III and IV).

(bullet) Partial Withdrawals (Percentage or Specified Dollar Amount): The amount paid will be the percentage of the Account Value or the dollar amount requested; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendices II, III and IV).

   For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20% federal income tax may be withheld from amounts paid directly to you. (See "Tax Status-- Contracts Used with Certain Retirement Plans.")

Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, a withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to your death, disability, attainment of age 59-1/2, separation from service or financial hardship. (See "Tax Status.")

REINVESTMENT PRIVILEGE

   You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Account within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Account for the amount reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                                CONTRACT LOANS

   If allowed by the Plan, Participants may request a loan from their Account Value during the Accumulation Period. Loans can only be made from those Account Values held in the Subaccounts or from those Credited Interest Options that allow loans. (See Appendices I, II and III.) A loan may be obtained by reviewing and reading the terms of your loan agreement, properly completing a loan request form and submitting it to the Company's Home Office.

                        ADDITIONAL WITHDRAWAL OPTIONS

   The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option. In addition, for Employer and certain Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. The Additional Withdrawal Options that may be available under the Contract include the following:

(bullet) SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. (This option may not be elected if you have an outstanding contract loan.)


(bullet) ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at the later of age 70-1/2 or retirement, or for 5% owners at age 70-1/2 and pays you that amount once a year. (See "Tax Status.")


(bullet) LEO--Life Expectancy Option. LEO is a distribution option under which a portion of your Account Value will be automatically surrendered and distributed each year, payable over a period equal to the life expectancy of the Participant or the joint life expectancy of the Participant and the designated Beneficiary.

   Other Additional Withdrawal Options may be added from time to time. Information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.


   If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.


   Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                   DEATH BENEFIT DURING ACCUMULATION PERIOD

   The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. If a lump-sum distribution or an Annuity Option is elected within six months of the Participant's death, a guaranteed death benefit is provided. For each Account, the guaranteed death benefit is the greater of:

(a) the Account Value, plus any positive aggregate Market Value Adjustment
    (MVA) that applies to amounts allocated to the Guaranteed Accumulation Account (GAA), on the day the death notice and request for payment are received in good order at our Home Office; or

(b) the sum of the net Purchase Payments made to each Account, minus the total of all withdrawals or annuitizations made from the Account and any amount allocated to the Loan Account.

   If a lump-sum distribution or Annuity Option is elected six months or more after your death, the Beneficiary will receive the Account Value, plus or minus any MVA that would apply to any portion of the Account allocated to GAA. If a full or partial withdrawal is made within six months after your death, the Beneficiary will receive the Account Value, plus any positive MVA that would apply to any portion of the Account allocated to GAA. The value of the Account is determined as of the Valuation Date on which proof of death acceptable to us and a request for payment are received at our Home Office.

   Death benefit proceeds may be paid to the Beneficiary:

(bullet) in a lump sum; or

(bullet) in accordance with any of the Annuity Options available under the Contract.

   The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

(bullet) to leave the Account Value invested in the Contract; or

(bullet) to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi- annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

   When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death and request for payment.

   The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life of the Beneficiary or any specified period greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                ANNUITY PERIOD

ANNUITY PERIOD ELECTIONS

   The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2 (or retires, if later, unless the Participant is a 5% owner). In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")

   At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

(bullet) the date on which you would like to start receiving annuity payments;

(bullet) the Annuity Option under which you want your payments to be calculated and paid; and

(bullet) the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization).

   For the Employer and certain Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. (See "Rights Under the Contract.")

   Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected the Account will continue in the Accumulation Period. Annuity Payments will be made monthly, unless a Participant elects otherwise. Once Annuity Payments begin, the Annuity Option selected may not be changed. If your Plan requires, you may also be required to submit the appropriate joint and survivor annuity waiver and spousal consent form(s) to us. Transfers among Subaccounts during the Annuity Period are only permitted under Master Contracts issued, or endorsed to allow such transfers, on or after October 1, 1996. We reserve the right to limit such transfers to four per year.

ANNUITY OPTIONS

   You may choose one of the following Annuity Options:

LIFETIME ANNUITY OPTIONS:

(bullet) Option 1--Life Annuity--An annuity with payments ending on the Participant's death.

(bullet) Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.

(bullet) Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments may be guaranteed for the amount applied to the Annuity option. If the Annuitant dies prior to the payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the Beneficiary. This option is only available on a fixed basis.

(bullet) Option 4--Life Annuity based upon the Lives of Two Annuitants--An annuity will be paid during the lives of the Annuitant and a second Annuitant. You may select either an Annuity with 100%, 66-2/3% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

(bullet) Option 5--Life Annuity based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

(bullet) Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
         Cash Refund Feature--An annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the beneficiary. This option is only available on a fixed basis.

   If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Participant cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Options:

(bullet) Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract. Under some Contracts, for amounts held in the Fixed Plus Account, the Annuity must be paid on a fixed basis. (See Appendices II, III and IV to determine if this applies to the Contract.)

   If a nonlifetime option is elected on a variable basis, the Participant, with the consent of the Contract Holder, may request at any time during the payment period that the present value of all or a portion of the remaining variable payments be paid in one sum. The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

   We may also offer additional Annuity Options under your Contract from time to time.

DURATION OF ANNUITY PAYMENTS

   Annuity payments may not extend beyond (a) the life of the Participant,
(b) the joint lives of the Participant and Beneficiary, (c) a period greater than the Participant's life expectancy, or (d) a period greater than the joint life expectancies of the Participant and Beneficiary.

Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts. For Master Contracts issued on or after October 1, 1996 (and Master Contracts issued prior to that date that are endorsed to contain this provision), no election may be made that would result in the first Annuity payment of less than $50, or total yearly Annuity payments of less than $250. For Contracts issued prior to October 1, 1996, no election may be made that would result in the first Annuity payment of less than $25, or total yearly Annuity payments of less than $125. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

   If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

   During the Annuity Period, we will make a daily deduction of 1.25% for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

   If a Participant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Participant under Option 1 or the death of the surviving Annuitant under Option 4.

   If Lifetime Option 2 or Option 5 was elected and the death of the Participant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum.

   If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum.

   If the Participant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

   Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.

                                  TAX STATUS

INTRODUCTION

   The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

   The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

   The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

In General. The Contract is designed for use with Section 403(b) plans and
Section 401(a) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

   The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as Beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions relating to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.


Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b) and 401(a) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For all Participants, other than 5% owners, distributions under 401(a) Plans, and distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, if later. For 5% owners, such distributions must begin April 1st of the calendar year following the calendar year in which you attain age 70-1/2.


   In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

   If you die after the required minimum distribution has commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

   If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year in which the fifth anniversary of the date of your death occurs. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death. If the Beneficiary is your spouse, the distribution must begin on or before the later of (1) December 31 of the calendar year following the calendar year of your death, or (2) December 31 of the calendar year in which you would have attained age 70-1/2.

   If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after- tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

   In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

   Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

   The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59-1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

Section 403(b) Plans. Under Section 403(b), contributions made by public school systems and Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

   In order to be excludable from taxable income, total annual contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your includable compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account your length of employment and any pretax contributions to certain other retirement plans. These two limits apply to your contributions as well as to any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions to generally no more than $9,500 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions.

   Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988; (2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

   If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

   Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includable in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.

Section 401(a) Plans. Section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the Plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual except to a Participant as a means to provide benefit payments.

   The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of your compensation or $30,000. In addition, Purchase Payments will be excluded from a Participant's gross income only if the 401(a) Plan meets certain nondiscrimination requirements.


                                MISCELLANEOUS


DISTRIBUTION

   The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.


Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your enrollment materials. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions.")


Third Party Compensation Arrangements. Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

DELAY OR SUSPENSION OF PAYMENTS


   The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


PERFORMANCE REPORTING

   From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, asset based sales charges (if applicable) and any administrative expense charge). The non-standardized figures are computed in the same manner but may also include monthly, quarterly, year-to- date and three-year periods.

   The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

   In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. Participants may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their Accounts. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

   Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

   The number of votes each Contract Holder or Participant, or Beneficiary as applicable, may cast during the Accumulation Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

CHANGES IN BENEFICIARY DESIGNATIONS

   The designated Beneficiary may be changed at any time prior to the Annuity Date, subject to limitations contained in the Code and other applicable laws. Such change will not become effective until written notice of the change is received by the Company.

MODIFICATION OF THE CONTRACT

   Master Contracts Issued on or after October 1, 1996 (and Master Contracts issued prior to that date that are endorsed to contain this provision). Only an authorized officer of the Company may change the terms of this Contract. The Company reserves the right to modify this Contract to meet the requirements of applicable state and federal laws or regulations. The Company will notify the Contract Holder and Participants in writing of any changes.

   The Company may change the tables for determining the amount of Annuity benefit payments attributable only to Contributions accepted after the effective date of change, without Contract Holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the Contract, or (2) the effective date of a previous change. The Company will notify the Contract Holder in writing at least thirty (30) days before the effective date of the change. The Company may not make changes which adversely affect the Annuity benefits attributable to Contributions already made to the Contract.

Contracts Issued Prior to October 1, 1996. The Company may change the Contract as required by federal or state law. In addition, the Company may, upon thirty days written notice to the Contract Holder, make other changes that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS


   The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

             CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Performance Data
 General
 Average Annual Total Return Quotations
Annuity Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of the Company

                                  APPENDIX I
                       GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account ("GAA") is a Credited Interest Option available during the Accumulation Period under the Contracts described in this Prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

   GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

   During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

   Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

   As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to federal tax penalties or mandatory income tax withholding.

   By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

   We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

   Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

CONTRACT LOANS

   Loans may not be made against amounts held in GAA, although such value is included in determining the Account Value against which a loan may be made.

REINVESTMENT PRIVILEGE

   If amounts are withdrawn for GAA and are reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

                                 APPENDIX II
                              FIXED PLUS ACCOUNT

The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

   The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

   The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to 6 months; or (b) as provided by federal law.

   The Company reserves the right to limit Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

   The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Options.

   The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. Any such surrender or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

   If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

   1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;

   2. One-fourth of the remaining Fixed Plus Account Value 12 months later;

   3. One-third of the remaining Fixed Plus Account Value 12 months later;

   4. One-half of the remaining Fixed Plus Account Value 12 months later; and

   5. The balance of the Fixed Plus Account Value 12 months later.

   Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made:

   (a) due to your death, before Annuity payments begin;

   (b) due to the election of an Annuity option;

   (c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months);

   (d) due to hardship from an unforeseeable emergency, as defined by the Code, if the following conditions are met:

      (1) the hardship is certified by the employer;

      (2) the amount is paid directly to you; and

      (3) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period; or

   (e) due to your separation from service with the employer, provided that:

      (1) the employer certifies that you have separated from service;

      (2) the amount withdrawn is paid directly to you; and

      (3) the amount paid for all partial and full withdrawals due to separation from service during the previous 12- month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

TRANSFERS AMONG INVESTMENT OPTIONS

   The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of one of the Additional Withdrawal Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

   By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments. For amounts which have been accumulating under the Fixed Plus Account, a nonlifetime annuity option may only be elected on a fixed basis.

SWO

   The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

CONTRACT LOANS

   If permitted under the Plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.

                                 APPENDIX III
                              FIXED PLUS ACCOUNT
                 (APPLICABLE ONLY IN LIMITED CIRCUMSTANCES)

The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

   The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

   The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

   Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then declared interest rate for the Fixed Plus Account for Accounts that have not reached their tenth anniversary.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to 6 months; or (b) as provided by federal law.

   The Company reserves the right to limit Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

   The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Options.

   The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. Any such surrender or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

   If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

   1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;

   2. One-fourth of the remaining Fixed Plus Account Value 12 months later;

   3. One-third of the remaining Fixed Plus Account Value 12 months later;

   4. One-half of the remaining Fixed Plus Account Value 12 months later; and


   5. The balance of the Fixed Plus Account Value 12 months later.

   Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made due to (a) the Participant's death within 6 months after the Participant's date of death before Annuity payments begin and request for payment is received; (b) the election of an Annuity option; or (c) if the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or annuitizations have been made from the Account within the prior 12 months; or (d) the Participant's separation from service with the employer (if the separation from service is certified by the employer and the withdrawal request is received within 60 days of the date of termination) subject to a 3% charge based on the entire Fixed Plus Account value. If the Participant who separates from service chooses to have the five annual payments of the Fixed Plus Account withdrawal, as described above, then no charge will be assessed.

TRANSFERS AMONG INVESTMENT OPTIONS

   The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of one of the Additional Withdrawal Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

   By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments. For amounts which have been accumulating under the Fixed Plus Account, a nonlifetime annuity option may only be elected on a fixed basis.

SWO

   The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

CONTRACT LOANS

   If permitted under the Plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.

                                 APPENDIX IV
                              FIXED PLUS ACCOUNT
                 (APPLICABLE ONLY IN LIMITED CIRCUMSTANCES)

The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

   The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the Investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

   Under certain emergency conditions, we may defer payment of a Fixed Plus Account withdrawal value (a) for a period of up to 6 months or (b) as provided by federal law.

   During any calendar year, any withdrawals requested from an Account's Fixed Plus Account value may not exceed 20% of the Account's Fixed Plus Account Value as of the date the withdrawal request is received in good order at our Home Office. The withdrawal value will be reduced by any Fixed Plus Account withdrawal(s), transfer(s) or annuitizations previously made during the calendar year.

   The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within 6 months after the Participant's date of death.

   In the event of an complete Account withdrawal, we will pay any Fixed Plus Account withdrawal value from the Account with interest, in five annual payments of:

   1. One-fifth of the Fixed Plus Account withdrawal value minus any Fixed Plus Account withdrawal(s), transfer(s) or annuitizations made during the calendar year;

   2. One-fourth of the remaining Fixed Plus Account withdrawal value 12 months later;

   3. One third of the remaining Fixed Plus Account withdrawal value 12 months later;

   4. One-half of the remaining Fixed Plus Account withdrawal value 12 months later; and


   5. The balance of the Fixed Plus Account withdrawal value as the fifth and final payment 12 months later.


   Once we receive notification of an Account termination, no further withdrawal(s) or transfer(s) will be permitted from the Fixed Plus Account.

   We will waive the Fixed Plus Account full surrender provision if a full withdrawal is made due to:

   (a) the Participant's death within 6 months after the Participant's date of death before Annuity payments begin and request for payment is received;

   (b) the election of an Annuity option;

   (c) if the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account during the calendar year), the entire Fixed Plus Account value will be paid in one sum.


   Amounts applied to the Fixed Plus Account will earn the interest rate in effect when actually applied to the Fixed Plus Account.

MORTALITY AND EXPENSE RISK CHARGES

   The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS

   Transfers from the Fixed Plus Account to any other available investment option(s) are allowed once in each calendar year during the Accumulation Period. The amount that may be transferred will be up to 20% of the amount held in the Fixed Plus Account. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.

   By notifying us at our Home Office at least 30 days before annuity payments begin, the Contract Holder, on your behalf, may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable annuity payments under any of the lifetime or nonlifetime Annuity Options.

                                  APPENDIX V
                                FIXED ACCOUNT
                  (AVAILABLE ONLY IN LIMITED CIRCUMSTANCES)

The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

   The Fixed Account guarantees the minimum interest rate specified in the Contract. The Contract may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

   Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

   The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS

   Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account will be permitted without regard to this limitation.

   By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

CONTRACT LOANS

   Loans may be made from Account Values held in the Fixed Account.

                         For Master Applications Only


I hereby acknowledge receipt of an Account C Group Deferred Variable Annuity prospectus dated May 1, 1997, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.



_________ Please send an Account C Statement of Additional Information
          (Form No. SAI.91846-97) dated May 1, 1997.


-------------------------------------------------------------------------------
                         CONTRACT HOLDER'S SIGNATURE


-------------------------------------------------------------------------------
                                     DATE


Form No. PROS. 91846-97

                           VARIABLE ANNUITY ACCOUNT C

                                       OF

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY


              Statement of Additional Information dated May 1, 1997

                        Group Variable Annuity Contracts
  for Optional Retirement Programs and Retirement Programs for Higher Education

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                            Page

General Information and History..............................................2
Variable Annuity Account C...................................................2
Offering and Purchase of Contracts...........................................3
Performance Data.............................................................3
     General.................................................................3
     Average Annual Total Return Quotations..................................4
Annuity Payments.............................................................7
Sales Material and Advertising...............................................8
Independent Auditors.........................................................8
Financial Statements of the Separate Account.................................S-1
Financial Statements of Aetna Life Insurance and Annuity Company.............F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had assets of $___ billion (subject to $___ billion of customer and other liabilities, $___ billion of shareholder equity) which includes $__ billion in assets held in the Company's separate accounts. The Company had $___ billion in assets under management, including $__ billion in its mutual funds. As of ______________, it ranked among the top __% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges, asset-based sales charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the prospectus.) The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the Funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.



The Funds currently available under the Contract are as follows:
   Aetna Variable Fund                                           Calvert Responsibly Invested Balanced Portfolio
   Aetna Income Shares                                           Fidelity VIP II Contrafund Portfolio
   Aetna Variable Encore Fund                                    Fidelity VIP Equity-Income Portfolio
   Aetna Investment Advisers Fund, Inc.                          Fidelity VIP Growth Portfolio
   Aetna Ascent Variable Portfolio                               Fidelity VIP Overseas Portfolio
   Aetna Crossroads Variable Portfolio                           Franklin Government Securities Trust
   Aetna Legacy Variable Portfolio                               Janus Aspen Aggressive Growth Portfolio
   Aetna Variable Capital Appreciation Portfolio                 Janus Aspen Balanced Portfolio
   Aetna Variable Growth Portfolio                               Janus Aspen Flexible Income Portfolio
   Aetna Variable Index Plus Portfolio                           Janus Aspen Growth Portfolio
   Aetna Variable Small Company Portfolio                        Janus Aspen Short-Term Bond Portfolio
   Alger American Growth Portfolio                               Janus Aspen Worldwide Growth Portfolio
   Alger American Small Cap Portfolio                            Lexington Natural Resources Trust
   American Century VP Capital Appreciation                      Neuberger & Berman Growth Portfolio
     (formerly TCI Growth)                                       Scudder International Portfolio Class A Shares



Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

General

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns", calculated in an identical manner but including additional periods.


The standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures reflect the deduction of all recurring charges during each period (as applicable) (e.g., mortality and expense risk charges, asset-based sales charges and administrative expense charges). These charges will be deducted on a pro rata basis in the case of fractional periods.


The non-standardized figures use the same formula, but may be computed to include monthly, quarterly, year-to-date and three-year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to such date. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, your Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 1996 for each of the Subaccounts available under the Contract. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

Table I reflects performance returns for Contracts issued or endorsed on or after October 1, 1996, which include a mortality and expense risk charge of 100%. The Company may also advertise returns for such Contracts based on a mortality and expense risk charge of 0.75%, where applicable. Table II reflects performance returns for Contracts issued prior to October 1, 1996, which include a mortality and expense risk charge of 1.25% and an asset based sales charge of 0.15%.


                                                      Table I

                             FOR MASTER CONTRACTS ISSUED OR ENDORSED ON OR AFTER OCTOBER 1, 1996
                                   (ASSUMES A MORTALITY AND EXPENSE RISK CHARGE OF 1.00%)

                                         ---------------------------------- -------------------------------------------- -----------
                                                                                                                            FUND
                                                    STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
 --------------------------------------- ---------------------------------- -------------------------------------------- -----------
              SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Fund                                                                                                     04/30/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Income Shares                                                                                                     06/01/78
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Encore Fund                                                                                              09/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Ascent Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Crossroads Variable Portfolio                                                                                     07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Legacy Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Index Plus Portfolio                                                                                     09/12/96
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Growth Portfolio                                                                                         01/08/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Small Cap Portfolio                                                                                      09/21/88
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Calvert Responsibly Invested Balanced
 Portfolio                                                                                                               09/30/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Growth Portfolio                                                                                           11/07/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Franklin Government Securities Trust                                                                                    05/30/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Aggressive Growth                                                                                           9/13/93
 Portfolio
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Lexington Natural Resources Trust                                                                                       10/14/91
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Scudder International Portfolio Class
 A Shares                                                                                                                04/30/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.


                                                       Table II

                                    FOR MASTER CONTRACTS ISSUED PRIOR TO OCTOBER 1, 1996
                                    (ASSUMES A MORTALITY AND EXPENSE RISK CHARGE OF 1.25%
                                          AND AN ASSET BASED SALES CHARGE OF 0.15%)
                                         ---------------------------------- -------------------------------------------- -----------
                                                                                                                            FUND
                                                    STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
 --------------------------------------- ---------------------------------- -------------------------------------------- -----------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Fund                                                                                                     04/30/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Income Shares                                                                                                     06/01/78
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Encore Fund                                                                                              09/01/75
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Ascent Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Crossroads Variable Portfolio                                                                                     07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Legacy Variable Portfolio                                                                                         07/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Aetna Variable Index Plus Portfolio                                                                                     09/12/96
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Growth Portfolio                                                                                         01/08/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Alger American Small Cap Portfolio                                                                                      09/21/88
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 American Century VP Capital
   Appreciation                                                                                                          11/20/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Calvert Responsibly Invested Balanced
 Portfolio                                                                                                               09/30/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Equity-Income Portfolio                                                                                    10/22/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Growth Portfolio                                                                                           11/07/86
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Fidelity VIP Overseas Portfolio                                                                                         02/13/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Franklin Government Securities Trust                                                                                    05/30/89
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Aggressive Growth                                                                                           9/13/93
 Portfolio
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Lexington Natural Resources Trust                                                                                       10/14/91
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------
 Scudder International Portfolio Class
 A Shares                                                                                                                04/30/87
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- ---------- ---------- -----------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.



We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Independent Auditors' Report................................................S-
Statement of Assets and Liabilities.........................................S-
Statement of Operations.....................................................S-
Statements of Changes in Net Assets.........................................S-
Notes to Financial Statements ..............................................S-
Condensed Financial Information.............................................S-


                                      S-1







        FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT C AND AETNA LIFE
             INSURANCE AND ANNUITY COMPANY TO BE FILED BY AMENDMENT

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT C




                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                              Hartford, Connecticut








Form No. SAI.91846-97                                         ALIAC Ed. May 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:*
         (1)     Included in Part A:
                 Condensed Financial Information
         (2)     Included in Part B:
                 Financial Statements of Variable Annuity Account C:
                 -  Independent Auditors' Report
                 -  Statement of Assets and Liabilities as of December 31, 1996
                 -  Statement of Operations for the year ended December 31, 1996
                 - Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995
                 -  Notes to Financial Statements
                 Financial Statements of the Depositor:
                 -  Independent Auditors' Report
                 -  Consolidated Balance Sheets as of December 31, 1996 and 1995
                 - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
                 - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994
                 - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
                 -  Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Form of Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Form of Variable Annuity Contract (G-CDA-IB(ATORP)) and
                  Endorsement (EGET-IC(R))(3)
         (4.2)    Form of Variable Annuity Contract and Certificate
                  (G-CDA-95(TORP) and (GTCC-95(TORP))(3)
         (4.3)    Form of Variable Annuity Contract (G-CDA-IB(AORP)) and
                  Endorsement (EGET-IC(R))(3)
         (4.4)    Form of Variable Annuity Contract and Certificate
                  (G-CDA-95(ORP) and (GTCC-95(ORP))(3)
         (4.5)    Form of Variable Annuity Contract (GCDA-96(TORP))(4)

         (4.6) Endorsement (GET/96) to Form of Variable Annuity Contract G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP), GTCC-95(ORP)(4)
         (5)      Form of Variable Annuity Contract Application (300-MOP-IB)(5)
         (6.1) Certification of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(6)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)
         (7)      Not applicable
         (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
         (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
         (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(8)
         (8.4) Third amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(9)
         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)
         (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996 and March 1,1996(7)
         (8.7) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(8)
         (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)
         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)

         (8.10)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(2)
         (8.11)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Advisers Management Trust (now Neuberger &
                  Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
         (8.12)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Scudder Variable Life Investment Fund
                  dated April 27, 1992 and amended February 19, 1993 and August
                  13, 1993(2)
         (8.13)   Amendment dated as of February 20, 1996 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(8)
         (8.14)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 27,
                  1992 and June 1, 1994(2)
         (9)      Opinion of Counsel*
         (10.1)   Consent of Independent Auditors*
         (10.2)   Consent of Counsel*
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(10)
         (14)     Not applicable
         (15.1)   Powers of Attorney(7)
         (15.2)   Authorization for Signatures(2)
         (27)     Financial Data Schedule*

*To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on April 15, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996.
5. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-91846), as filed on May 1, 1995.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 16, 1995.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                    Positions and Offices with Depositor

Daniel P. Kearney                    Director and President

Timothy A. Holt                      Director, Senior Vice President and Chief
                                     Financial Officer

Christopher J. Burns                 Director and Senior Vice President

Laura R. Estes                       Director and Senior Vice President

Gail P. Johnson                      Director and Vice President

John Y. Kim                          Director and Senior Vice President

Shaun P. Mathews                     Director and Vice President

Glen Salow                           Director and Vice President

Creed R. Terry                       Director and Vice President

Deborah Koltenuk                     Vice President and Treasurer, Corporate
                                     Controller

Frederick D. Kelsven                 Vice President and Chief Compliance Officer

Kirk P. Wickman                      Vice President, General Counsel and
                                     Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

Item 27. Number of Contract Owners

     As of December 31,1996, there were 600,951 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered management investment companies under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:


    (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------

Aetna Life                                        $1,325,661                                $96,924,599
Insurance and
Annuity
Company



* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-4 (File No. 33-91846) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 27th day of February, 1997.

                                        VARIABLE ANNUITY ACCOUNT C OF AETNA
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                            (Registrant)

                                 By:   AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                            (Depositor)

                                 By:   Daniel P. Kearney*
                                       -----------------------------------------
                                       Daniel P. Kearney
                                       President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 33-91846) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                                 Date


Daniel P. Kearney*                     Director and President                                        )
------------------------------------                                                                 )
Daniel P. Kearney                      (principal executive officer)                                 )
                                                                                                     )
Timothy A. Holt*                       Director, Senior Vice President and                           )    February
-----------------------------------                                                                  )
Timothy A. Holt                        Chief Financial Officer                                       )    27, 1997
                                                                                                     )
Christopher J. Burns*                  Director                                                      )
------------------------------------                                                                 )
Christopher J. Burns                                                                                 )
                                                                                                     )
Laura R. Estes*                        Director                                                      )
------------------------------------                                                                 )
Laura R. Estes                                                                                       )
                                                                                                     )
Gail P. Johnson*                       Director                                                      )
------------------------------------                                                                 )
Gail P. Johnson                                                                                      )
                                                                                                     )
John Y. Kim*                           Director                                                      )
------------------------------------                                                                 )
John Y. Kim                                                                                          )
                                                                                                     )





Shaun P. Mathews*                      Director                                                      )
------------------------------------                                                                 )
Shaun P. Mathews                                                                                     )
                                                                                                     )
Glen Salow*                            Director                                                      )
------------------------------------                                                                 )
Glen Salow                                                                                           )
                                                                                                     )
Creed R. Terry*                        Director                                                      )
------------------------------------                                                                 )
Creed R. Terry                                                                                       )
                                                                                                     )
Deborah Koltenuk*                      Vice President and Treasurer, Corporate Controller            )
------------------------------------                                                                 )
Deborah Koltenuk                                                                                     )




By:/s/Julie E. Rockmore
   ---------------------------
   *Julie E. Rockmore
   Attorney-in-Fact

                                            VARIABLE ANNUITY ACCOUNT C
                                                   EXHIBIT INDEX

Exhibit No.            Exhibit                                                                        Page

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                       Company establishing Variable Annuity Account C

99-B.3.1               Form of Broker-Dealer Agreement                                                       *

99-B.3.2               Alternative Form of Wholesale Agreement and Related Selling Agreement                 *

99-B.4.1               Form of Variable Annuity Contract (G-CDA-IB(ATORP) and Endorsement                    *
                       (EGET-IC(R))

99-B.4.2               Form of Variable Annuity Contract and Certificate                                     *
                       (G-CDA-95(TORP) and (GTCC-95(TORP))

99-B.4.3               Form of Variable Annuity Contract (G-CDA-IB(AORP) and Endorsement                     *
                       (EGET-IC(R))

99-B.4.4               Form of Variable Annuity Contract and Certificate                                     *
                       (G-CDA-95(ORP) and (GTCC-95(ORP))

99-B.4.5               Form of Variable Annuity Contract (GCDA-96(TORP))                                     *

99-B.4.6               Endorsement (GET/96) to Form of Variable Annuity Contract                             *
                       G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP), GTCC-95(ORP)

99-B.5                 Form of Variable Annuity Contract Application (300-MOP-IB)                            *

99-B.6.1               Certification of Incorporation and By-Laws of Depositor                               *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                                *

99-B.8.1               Fund Participation Agreement (Amended and Restated) between Aetna Life                *
                       Insurance and Annuity Company, Alger American Fund and Fred Alger
                       Management, Inc. dated March 31, 1995

*Incorporated by reference






Exhibit No.            Exhibit                                                                        Page

99-B.8.2               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Calvert Asset Management Company (Calvert Responsibly Invested
                       Balanced Portfolio, formerly Calvert Socially Responsible Series) dated
                       March 13, 1989 and amended December 27, 1993

99-B.8.3               Second Amendment dated January 1, 1996 to Fund Participation Agreement                *
                       between Aetna Life Insurance and Annuity Company and Calvert Asset
                       Management Company (Calvert Responsibly Invested Balanced Portfolio,
                       formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.4               Third amendment dated February 11, 1997 to Fund Participation Agreement               *
                       between Aetna Life Insurance and annuity Company and Calvert Asset
                       Management Company (Calvert Responsibly Invested Balanced Portfolio formerly
                       Calvert Socially Responsible Series) dated March 13, 1989 and amended
                       December 27, 1993 and January 1, 1996

99-B.8.5               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company, Variable Insurance Products Fund
                       and Fidelity Distributors Corporation dated February 1,
                       1994 and amended on December 15, 1994, February 1, 1995,
                       May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.6               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company, Variable Insurance Products Fund
                       II and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1.
                       1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.7               Service Agreement between Aetna Life Insurance and Annuity Company and                *
                       Fidelity Investments Institutional Operations Company dated as of November
                       1, 1995



*Incorporated by reference





Exhibit No.            Exhibit                                                                        Page

99-B.8.8               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Franklin Advisers, Inc. dated January 31, 1989

99-B.8.9               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.8.10              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Lexington Management Corporation regarding Natural Resources
                       Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.11              Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company and Advisers Management Trust (now
                       Neuberger & Berman Advisers Management Trust) dated April
                       14, 1989 and as assigned and modified on May 1, 1995

99-B.8.12              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993

99-B.8.13              Amendment dated as of February 20, 1996 to Fund                                       *
                       Participation Agreement between Aetna Life Insurance
                       and Annuity Company and Scudder Variable Life Investment
                       Fund dated April 27, 1992 as amended February 19, 1993
                       and August 13, 1993

99-B.8.14              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                       29, 1992 and amended December 27, 1992 and June 1, 1994

99-B.9                 Opinion of Counsel                                                                    **

99-B.10.1              Consent of Independent Auditors                                                       **

99-B.10.2              Consent of Counsel                                                                    **

*Incorporated by reference
**To be filed by amendment





Exhibit No.            Exhibit                                                                        Page

99-B.13                Schedule for Computation of Performance Data                                          *

99-B.15.1              Powers of Attorney                                                                    *

99-B.15.2              Authorization for Signatures                                                          *

27                     Financial Data Schedule                                                               **

*Incorporated by reference
**To be filed by amendment